Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments

NOTE 6—DERIVATIVE INSTRUMENTS

We have entered into the following derivative instruments that are reported at fair value:

•

interest rate swaps (“CCH Interest Rate Derivatives”) to hedge the exposure to volatility in a portion of the floating-rate interest payments on our amended and restated credit facility (the “CCH Credit Facility”) and to hedge against changes in interest rates that could impact anticipated future issuance of debt (“CCH Interest Rate Forward Start Derivatives” and, collectively with the CCH Interest Rate Derivatives, the “Interest Rate Derivatives”) and

•

commodity derivatives consisting of natural gas supply contracts for the commissioning and operation of the Liquefaction Project (“Physical Liquefaction Supply Derivatives”) and associated economic hedges (collectively, the “Liquefaction Supply Derivatives”).

We recognize our derivative instruments as either assets or liabilities and measure those instruments at fair value.  None of our derivative instruments are designated as cash flow or fair value hedging instruments, and changes in fair value are recorded within our Consolidated Statements of Operations to the extent not utilized for the commissioning process.

The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of June 30, 2020 and December 31, 2019, which are classified as derivative assets, derivative assets—related party, non-current derivative assets, non-current derivative assets—related party, derivative liabilities or non-current derivative liabilities in our Consolidated Balance Sheets (in millions):

	Fair Value Measurements as of
	June 30, 2020				December 31, 2019
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
CCH Interest Rate Derivatives liability	$—	$(191)	$—	$(191)	$—	$(81)	$—	$(81)
CCH Interest Rate Forward Start Derivatives liability	—	(102)	—	(102)	—	(8)	—	(8)
Liquefaction Supply Derivatives asset	9	2	173	184	3	10	35	48

We value our Interest Rate Derivatives using an income-based approach utilizing observable inputs to the valuation model including interest rate curves, risk adjusted discount rates, credit spreads and other relevant data.  We value our Liquefaction Supply Derivatives using a market-based approach incorporating present value techniques, as needed, using observable commodity price curves, when available, and other relevant data.

The fair value of our Physical Liquefaction Supply Derivatives is predominantly driven by observable and unobservable market commodity prices and, as applicable to our natural gas supply contracts, our assessment of the associated events deriving fair value, including evaluating whether the respective market is available as pipeline infrastructure is developed.  The fair value of our Physical Liquefaction Supply Derivatives incorporates risk premiums related to the satisfaction of conditions precedent, such as completion and placement into service of relevant pipeline infrastructure to accommodate marketable physical gas flow.  As of June 30, 2020 and December 31, 2019, some of our Physical Liquefaction Supply Derivatives existed within markets for which the pipeline infrastructure was under development to accommodate marketable physical gas flow.

We include a portion of our Physical Liquefaction Supply Derivatives as Level 3 within the valuation hierarchy as the fair value is developed through the use of internal models which incorporate significant unobservable inputs.  In instances where observable data is unavailable, consideration is given to the assumptions that market participants would use in valuing the asset or liability.  This includes assumptions about market risks, such as future prices of energy units for unobservable periods, liquidity, volatility and contract duration.

The Level 3 fair value measurements of natural gas positions within our Physical Liquefaction Supply Derivatives could be materially impacted by a significant change in certain natural gas and international LNG prices.  The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of June 30, 2020:

	Net Fair Value Asset (in millions)	Valuation Approach	Significant Unobservable Input	Range of Significant Unobservable Inputs / Weighted Average (1)
Physical Liquefaction Supply Derivatives	$173	Market approach incorporating present value techniques	Henry Hub basis spread	$(0.546) - $0.172 / $(0.057)
		Option pricing model	International LNG pricing spread, relative to Henry Hub (2)	46% - 158% / 105%

(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	Spread contemplates U.S. dollar-denominated pricing.

Increases or decreases in basis or pricing spreads, in isolation, would decrease or increase, respectively, the fair value of our Physical Liquefaction Supply Derivatives.

The following table shows the changes in the fair value of our Level 3 Physical Liquefaction Supply Derivatives, including those with related parties, during the six months ended June 30, 2020 and 2019 (in millions):

	Six Months Ended June 30,
	2020	2019
Balance, beginning of period	$35	$(4)
Realized and mark-to-market gains:
Included in cost of sales	134	7
Purchases and settlements:
Purchases	(3)	1
Settlements	5	2
Transfers into Level 3, net (1)	2	—
Balance, end of period	$173	$6
Change in unrealized gains (losses) relating to instruments still held at end of period	$134	$7

(1)	Transferred into Level 3 as a result of unobservable market, or out of Level 3 as a result of observable market, for the underlying natural gas purchase agreements.

Derivative assets and liabilities arising from our derivative contracts with the same counterparty are reported on a net basis, as all counterparty derivative contracts provide for the unconditional right of set-off in the event of default.  The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments in instances when our derivative instruments are in an asset position.  Additionally, counterparties are at risk that we will be unable to meet our commitments in instances where our derivative instruments are in a liability position.  We incorporate both our own nonperformance risk and the respective counterparty’s nonperformance risk in fair value measurements.  In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of any applicable credit enhancements, such as collateral postings, set-off rights and guarantees.

Interest Rate Derivatives

As of June 30, 2020, we had the following Interest Rate Derivatives outstanding:

	Notional Amounts
	June 30, 2020	December 31, 2019	Term	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
CCH Interest Rate Derivatives	$4.7 billion	$4.5 billion	May 31, 2022 (1)	2.30%	One-month LIBOR
CCH Interest Rate Forward Start Derivatives	$250 million	$250 million	September 30, 2020 (2)	2.05%	Three-month LIBOR
CCH Interest Rate Forward Start Derivatives	$500 million	$500 million	December 31, 2020 (2)	2.06%	Three-month LIBOR

(1)	Represents the maturity date.
(2)	Represents the effective date. These forward start derivatives have terms of 10 years with a mandatory termination date consistent with the effective date.

The following table shows the fair value and location of our Interest Rate Derivatives on our Consolidated Balance Sheets (in millions):

	June 30, 2020			December 31, 2019
	CCH Interest Rate Derivatives	CCH Interest Rate Forward Start Derivatives	Total	CCH Interest Rate Derivatives	CCH Interest Rate Forward Start Derivatives	Total
Consolidated Balance Sheets Location
Derivative liabilities	$(100)	$(102)	$(202)	$(32)	$(8)	$(40)
Non-current derivative liabilities	(91)	—	(91)	(49)	—	(49)
Total derivative liabilities	$(191)	$(102)	$(293)	$(81)	$(8)	$(89)

The following table shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in interest rate derivative loss, net on our Consolidated Statements of Operations during the six months ended June 30, 2020 and 2019 (in millions):

	Six Months Ended June 30,
	2020	2019
CCH Interest Rate Derivatives loss	$(138)	$(102)
CCH Interest Rate Forward Start Derivatives loss	(95)	(7)

Liquefaction Supply Derivatives

CCL has entered into primarily index-based physical natural gas supply contracts and associated economic hedges to purchase natural gas for the commissioning and operation of the Liquefaction Project.  The remaining terms of the physical natural gas supply contracts range up to 10 years, some of which commence upon the satisfaction of certain conditions precedent.

The forward notional for our Liquefaction Supply Derivatives was approximately 3,094 TBtu and 3,153 TBtu as of June 30, 2020 and December 31, 2019, respectively, of which 91 TBtu and 120 TBtu, respectively, were for a natural gas supply contract CCL has with a related party.

The following table shows the fair value and location of our Liquefaction Supply Derivatives on our Consolidated Balance Sheets (in millions):

	Fair Value Measurements as of (1)
Consolidated Balance Sheets Location	June 30, 2020	December 31, 2019
Derivative assets	$108	$74
Derivative assets—related party	5	3
Non-current derivative assets	159	61
Non-current derivative assets—related party	2	2
Total derivative assets	274	140

Derivative liabilities	(21)	(6)
Non-current derivative liabilities	(69)	(86)
Total derivative liabilities	(90)	(92)

Derivative asset, net	$184	$48

(1)

Does not include collateral posted with counterparties by us of zero and $5 million for such contracts, which are included in other current assets in our Consolidated Balance Sheets as of June 30, 2020 and December 31, 2019, respectively.

The following table shows the changes in the fair value, settlements and location of our Liquefaction Supply Derivatives recorded on our Consolidated Statements of Operations during the six months ended June 30, 2020 and 2019 (in millions):

		Six Months Ended June 30,
	Consolidated Statements of Operations Location (1)	2020	2019
Liquefaction Supply Derivatives loss	LNG revenues	$(10)	$—
Liquefaction Supply Derivatives gain	Cost of sales	153	11
Liquefaction Supply Derivatives gain (loss)	Cost of sales—related party	2	(3)

(1)

Does not include the realized value associated with derivative instruments that settle through physical delivery.  Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

Consolidated Balance Sheets Presentation

Our derivative instruments are presented on a net basis on our Consolidated Balance Sheets as described above.  The following table shows the fair value of our derivatives outstanding on a gross and net basis (in millions):

Offsetting Derivative Assets (Liabilities)	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets
As of June 30, 2020
CCH Interest Rate Derivatives	$(191)	$—	$(191)
CCH Interest Rate Forward Start Derivatives	(102)	—	(102)
Liquefaction Supply Derivatives	283	(9)	274
Liquefaction Supply Derivatives	(92)	2	(90)
As of December 31, 2019
CCH Interest Rate Derivatives	$(81)	$—	$(81)
CCH Interest Rate Forward Start Derivatives	(8)	—	(8)
Liquefaction Supply Derivatives	145	(5)	140
Liquefaction Supply Derivatives	(98)	6	(92)

NOTE 7—DERIVATIVE INSTRUMENTS

We have entered into the following derivative instruments that are reported at fair value:

•

interest rate swaps (“Interest Rate Derivatives”) to hedge the exposure to volatility in a portion of the floating-rate interest payments on our amended and restated credit facility (the “CCH Credit Facility”) and to hedge against changes in interest rates that could impact anticipated future issuance of debt (“Interest Rate Forward Start Derivatives” and, collectively with the Interest Rate Derivatives, “CCH Interest Rate Derivatives”) and

•

commodity derivatives consisting of natural gas supply contracts for the commissioning and operation of the Liquefaction Project (“Physical Liquefaction Supply Derivatives”) and associated economic hedges (collectively, the “Liquefaction Supply Derivatives”).

We recognize our derivative instruments as either assets or liabilities and measure those instruments at fair value.  None of our derivative instruments are designated as cash flow or fair value hedging instruments, and changes in fair value are recorded within our Consolidated Statements of Operations to the extent not utilized for the commissioning process.

The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of December 31, 2019 and 2018, which are classified as derivative assets, derivative assets—related party, non-current derivative assets, non-current derivative assets—related party, derivative liabilities or non-current derivative liabilities in our Consolidated Balance Sheets (in thousands):

	Fair Value Measurements as of
	December 31, 2019				December 31, 2018
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Interest Rate Derivatives asset (liability)	$—	$(80,645)	$—	$(80,645)	$—	$18,069	$—	$18,069
Interest Rate Forward Start Derivatives liability	—	(7,582)	—	(7,582)	—	—	—	—
Liquefaction Supply Derivatives asset (liability)	2,383	9,198	35,075	46,656	1,299	2,990	(4,357)	(68)

We value our CCH Interest Rate Derivatives using an income-based approach, utilizing observable inputs to the valuation model including interest rate curves, risk adjusted discount rates, credit spreads and other relevant data.  We value our Liquefaction Supply Derivatives using a market-based approach incorporating present value techniques, as needed, using observable commodity price curves, when available, and other relevant data.

The fair value of our Physical Liquefaction Supply Derivatives is predominantly driven by observable and unobservable market commodity prices and, as applicable to our natural gas supply contracts, our assessment of the associated conditions precedent, including evaluating whether the respective market is available as pipeline infrastructure is developed.  The fair value of our Physical Liquefaction Supply Derivatives incorporates risk premiums related to the satisfaction of conditions precedent, such as completion and placement into service of relevant pipeline infrastructure to accommodate marketable physical gas flow.  As of December 31, 2019 and 2018, some of our Physical Liquefaction Supply Derivatives existed within markets for which the pipeline infrastructure was under development to accommodate marketable physical gas flow.

We include a portion of our Physical Liquefaction Supply Derivatives as Level 3 within the valuation hierarchy as the fair value is developed through the use of internal models which incorporate significant unobservable inputs.  In instances where observable data is unavailable, consideration is given to the assumptions that market participants would use in valuing the asset or liability.  This includes assumptions about market risks, such as future prices of energy units for unobservable periods, liquidity, volatility and contract duration.

The Level 3 fair value measurements of natural gas positions within our Physical Liquefaction Supply Derivatives could be materially impacted by a significant change in certain natural gas prices.  The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of December 31, 2019:

	Net Fair Value Asset (in thousands)	Valuation Approach	Significant Unobservable Input	Significant Unobservable Inputs Range
Physical Liquefaction Supply Derivatives	$35,075	Market approach incorporating present value techniques	Henry Hub basis spread	$(0.718) - $0.050
		Option pricing model	International LNG pricing spread, relative to Henry Hub (1)	86% - 191%

(1)	Spread contemplates U.S. dollar-denominated pricing.

Increases or decreases in basis or pricing spreads, in isolation, would decrease or increase, respectively, the fair value of our Physical Liquefaction Supply Derivatives.

The following table shows the changes in the fair value of our Level 3 Physical Liquefaction Supply Derivatives, including those with related parties, during the years ended December 31, 2019, 2018 and 2017 (in thousands):

	Year Ended December 31,
	2019	2018	2017
Balance, beginning of period	$(4,357)	$(91)	$—
Realized and mark-to-market gains (losses):
Included in cost of sales	(82,645)	(9,944)	—
Purchases and settlements:
Purchases	120,755	5,678	(91)
Settlements	1,432	—	—
Transfers out of Level 3 (1)	(110)	—	—
Balance, end of period	$35,075	$(4,357)	$(91)
Change in unrealized losses relating to instruments still held at end of period	$(82,645)	$(9,944)	$—

(1)	Transferred to Level 2 as a result of observable market for the underlying natural gas purchase agreements.

Derivative assets and liabilities arising from our derivative contracts with the same counterparty are reported on a net basis, as all counterparty derivative contracts provide for the unconditional right of set-off in the event of default.  The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments in instances when our derivative instruments are in an asset position.  Additionally, counterparties are at risk that we will be unable to meet our commitments in instances where our derivative instruments are in a liability position.  We incorporate both our own nonperformance risk and the respective counterparty’s nonperformance risk in fair value measurements.  In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of any applicable credit enhancements, such as collateral postings, set-off rights and guarantees.

CCH Interest Rate Derivatives

CCH has entered into interest rate swaps to protect against volatility of future cash flows and hedge a portion of the variable interest payments on the CCH Credit Facility.

In June and July of 2019, we entered into the Interest Rate Forward Start Derivatives to hedge against changes in interest rates that could impact anticipated future issuance of debt by CCH, which is anticipated by the end of 2020.  In November 2019, we settled a portion of the Interest Rate Forward Start Derivatives in conjunction with the prepayment of $1.5 billion of commitments under the CCH Credit Facility.  In June 2018, we settled a portion of the Interest Rate Derivatives in conjunction with the amendment of the CCH Credit Facility.

As of December 31, 2019, we had the following CCH Interest Rate Derivatives outstanding:

	Notional Amounts
	December 31, 2019	December 31, 2018	Effective Date	Maturity Date	Weighted AverageFixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives	$4.5 billion	$ 4.0 billion	May 20, 2015	May 31, 2022	2.30%	One-month LIBOR
Interest Rate Forward Start Derivatives	$750 million	—	September 30, 2020	December 31, 2030	2.06%	Three-month LIBOR

The following table shows the fair value and location of our CCH Interest Rate Derivatives on our Consolidated Balance Sheets (in thousands):

	December 31, 2019			December 31, 2018
	Interest Rate Derivatives	Interest Rate Forward Start Derivatives	Total	Interest Rate Derivatives	Interest Rate Forward Start Derivatives	Total
Consolidated Balance Sheet Location
Derivative assets	$—	$—	$—	$10,556	$—	$10,556
Non-current derivative assets	—	—	—	7,918	—	7,918
Total derivative assets	—	—	—	18,474	—	18,474
Derivative liabilities	(31,984)	(7,582)	(39,566)	(7)	—	(7)
Non-current derivative liabilities	(48,661)	—	(48,661)	(398)	—	(398)
Total derivative liabilities	(80,645)	(7,582)	(88,227)	(405)	—	(405)

Derivative asset (liability), net	$(80,645)	$(7,582)	$(88,227)	$18,069	$—	$18,069

The following table shows the changes in the fair value and settlements of our CCH Interest Rate Derivatives recorded in derivative gain (loss), net on our Consolidated Statements of Operations during the years ended December 31, 2019, 2018 and 2017 (in thousands):

	Year Ended December 31,
	2019	2018	2017
Interest Rate Derivatives gain (loss)	$(100,508)	$43,105	$3,249
Interest Rate Forward Start Derivatives loss	(32,919)	—	—

Liquefaction Supply Derivatives

CCL has entered into primarily index-based physical natural gas supply contracts and associated economic hedges to purchase natural gas for the commissioning and operation of the Liquefaction Project.  The remaining terms of the physical natural gas supply contracts range up to eight years, some of which commence upon the satisfaction of certain conditions precedent.

The forward notional for our Liquefaction Supply Derivatives was approximately 3,153 TBtu and 2,854 TBtu as of December 31, 2019 and 2018, respectively, of which 120 TBtu and 55 TBtu, respectively, were for a natural gas supply contract CCL has with a related party.

The following table shows the fair value and location of our Liquefaction Supply Derivatives on our Consolidated Balance Sheets (in thousands):

	Fair Value Measurements as of (1)
Consolidated Balance Sheet Location	December 31, 2019	December 31, 2018
Derivative assets	$73,809	$5,071
Derivative assets—related party	2,623	2,132
Non-current derivative assets	61,217	11,114
Non-current derivative assets—related party	1,933	3,381
Total derivative assets	139,582	21,698

Derivative liabilities	(6,920)	(13,569)
Non-current derivative liabilities	(86,006)	(8,197)
Total derivative liabilities	(92,926)	(21,766)

Derivative asset (liability), net	$46,656	$(68)

(1)

Does not include collateral posted with counterparties by us of $4.5 million for such contracts, which are included in other current assets in our Consolidated Balance Sheets as of both December 31, 2019 and 2018.

The following table shows the changes in the fair value, settlements and location of our Liquefaction Supply Derivatives recorded on our Consolidated Statements of Operations during the years ended December 31, 2019, 2018 and 2017 (in thousands):

		Year Ended December 31,
	Consolidated Statements of Operations Location (1)	2019	2018	2017
Liquefaction Supply Derivatives gain	LNG revenues	$227	$—	$—
Liquefaction Supply Derivatives gain(loss)	Cost of sales	45,148	23	(91)
Liquefaction Supply Derivatives loss	Cost of sales—related party	(957)	—	—

(1)

Does not include the realized value associated with derivative instruments that settle through physical delivery.  Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

Consolidated Balance Sheet Presentation

Our derivative instruments are presented on a net basis on our Consolidated Balance Sheets as described above.  The following table shows the fair value of our derivatives outstanding on a gross and net basis (in thousands):

Offsetting Derivative Assets (Liabilities)	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets
As of December 31, 2019
Interest Rate Derivatives	$(80,645)	$—	$(80,645)
Interest Rate Forward Start Derivatives	(7,582)	—	(7,582)
Liquefaction Supply Derivatives	145,135	(5,553)	139,582
Liquefaction Supply Derivatives	(98,625)	5,699	(92,926)
As of December 31, 2018
Interest Rate Derivatives	$19,520	$(1,046)	$18,474
Interest Rate Derivatives	(413)	8	(405)
Liquefaction Supply Derivatives	31,770	(10,072)	21,698
Liquefaction Supply Derivatives	(29,996)	8,230	(21,766)